Taxes (Details 2) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income taxes payable		$ 0	$ 15,309
VAT and other tax payable	$ 4,096	8,901	10,414
Total		$ 8,901	10,414
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Income taxes payable			15,309	$ 0
VAT and other tax payable			10,414	0
Total			$ 25,723	$ 0